Segmented Information - Related-party and Inter-Company Transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Related party transactions	$ 0	$ 0
Revenue	11,517,000,000	11,043,000,000
Inter-segment loans	0	0
Related Party
Related Party Transaction [Line Items]
Revenue	$ 25,000,000	$ 37,000,000